Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure
Income taxes receivable (payable)

U.S. Cellular’s current income taxes balances at December 31, 2015 and 2014 were as follows:

December 31,	2015	2014
(Dollars in thousands)
Federal income taxes receivable	$33,233	$73,510
Net state income taxes receivable	1,072	1,199

Income tax expense (benefit)

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Current
Federal	$95,867	$(77,931)	$180,056
State	5,161	8,545	8,426
Deferred
Federal	48,164	44,881	(69,917)
State	7,142	6,276	(5,431)
State - valuation allowance adjustment	–	6,447	–
	$156,334	$(11,782)	$113,134

Income tax reconciliation

A reconciliation of U.S. Cellular’s income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to U.S. Cellular’s effective income tax expense rate is as follows:

Year Ended December 31,	2015		2014		2013
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in thousands)
Statutory federal income tax expense and rate	$141,270	35.0%	$(20,547)	35.0%	$90,180	35.0%
State income taxes, net of federal benefit[1]	8,328	2.1	12,217	(20.8)	5,246	2.0
Effect of noncontrolling interests	2,578	0.6	(5,777)	9.8	(2,230)	(0.9)
Gains (losses) on investments and sale of assets[2]	–	–	–	–	20,509	8.0
Other differences, net	4,158	1.0	2,325	(3.9)	(571)	(0.2)
Total income tax expense (benefit) and rate	$156,334	38.7%	$(11,782)	20.1%	$113,134	43.9%

[1]

State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance.  During the third quarter of 2014 U.S. Cellular recorded a $6.4 million increase to income tax expense related to a valuation allowance recorded against certain state deferred tax assets.

[2]

Gains (losses) on investments and sale of assets represents 2013 tax expense related to the NY1 & NY2 Deconsolidation and the Divestiture Transaction.  See Note 6 — Acquisitions, Divestitures and Exchanges and Note 8 — Investments in Unconsolidated Entities for additional information.

Temporary income tax differences

Significant components of U.S. Cellular’s deferred income tax assets and liabilities at December 31, 2015 and 2014 were as follows:

December 31,	2015	2014
(Dollars in thousands)
Deferred tax assets
Current deferred tax assets	$–	$96,886
Net operating loss (“NOL”) carryforwards	78,835	72,878
Stock-based compensation	23,726	21,072
Compensation and benefits - other	19,936	2,586
Deferred rent	18,593	18,513
Other	80,007	26,116
Total deferred tax assets	221,097	238,051
Less valuation allowance	(54,915)	(53,119)
Net deferred tax assets	166,182	184,932
Deferred tax liabilities
Property, plant and equipment	516,760	520,723
Licenses/intangibles	306,295	275,456
Partnership investments	162,296	149,371
Other	–	4,135
Total deferred tax liabilities	985,351	949,685
Net deferred income tax liability	$819,169	$764,753

Deferred tax valuation allowance

A summary of U.S. Cellular’s deferred tax asset valuation allowance is as follows:

	2015	2014	2013
(Dollars in thousands)
Balance at beginning of year	$53,119	$43,375	$41,295
Charged (credited) to income tax expense	1,796	9,744	(1,527)
Charged to other accounts	–	–	3,607
Balance at end of year	$54,915	$53,119	$43,375

Income tax unrecognized benefits summary

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014	2013
(Dollars in thousands)
Unrecognized tax benefits balance at beginning of year	$36,075	$28,813	$26,460
Additions for tax positions of current year	7,099	7,766	5,925
Additions for tax positions of prior years	1,193	154	1,501
Reductions for tax positions of prior years	(99)	(554)	(45)
Reductions for settlements of tax positions	(273)	–	(576)
Reductions for lapses in statutes of limitations	(5,488)	(104)	(4,452)
Unrecognized tax benefits balance at end of year	$38,507	$36,075	$28,813